Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest (Tables)	12 Months Ended
Dec. 31, 2025
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest
Schedule of ownership percentage

	12 months ended December 31,
USD’000	2025	2024	2023
Net loss attributable to WISeKey International Holding Ltd	(8,356)	(23,216)	(15,213)
Increase / (decrease) in APIC for the sale of 91,485,610, 84,592,712 and 9,445,607 Ordinary Shares of SEALSQ Corp	1,973	9,812	(147)
Increase in APIC for the sale of 3,333,333, nil and nil shares of SEALCOIN AG	215	—	—
Increase in APIC for the sale of 870, nil and nil shares of WiSeSat.Space AG	96	—	—
Decrease in APIC for the sale of nil, 14,286 and nil shares of WISe.ART AG	—	(42)	—
Net transfers (to) from noncontrolling interest	2,284	9,770	(147)
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	(6,072)	(13,446)	(15,360)